Income Tax Provision (benefit) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal:
Current	$ 0	$ 0
Deferred	38,921	(1,459,584)
State and local:
Current	0	0
Deferred	4,579	(171,716)
Income tax provision (benefit) before change in valuation allowance	43,500	(1,631,300)
Change in valuation allowance	(43,500)	1,631,300
Income tax provision (benefit)	$ 0	$ 0